UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2018 (Unaudited)

DWS Variable NAV Money Fund

(formerly Deutsche Variable NAV Money Fund

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 18.6%
Bank of Montreal, 1-month LIBOR plus 0.250%, 2.179% **, 1/11/2019	1,500,000	1,499,929
Bank of Nova Scotia, U.S. Federal Funds Effective Rate plus 0.500%, 2.2% **, 11/28/2018	3,000,000	3,000,727
Canadian Imperial Bank of Commerce, 1-month LIBOR plus 0.170%, 2.088% **, 7/12/2018	2,500,000	2,500,733
Commonwealth Bank of Australia, 1-month LIBOR plus 0.170%, 2.089% **, 8/15/2018	1,000,000	1,000,287
Cooperatieve Rabobank UA, 1-month LIBOR plus 0.270%, 2.199% **, 2/11/2019	5,000,000	5,001,686
DNB Bank ASA, 1-month LIBOR plus 0.300%, 2.253% **, 10/22/2018	1,750,000	1,750,522
MUFG Bank Ltd., 1-month LIBOR plus 0.300%, 2.209% **, 9/4/2018	2,500,000	2,500,892
Oversea-Chinese Banking Corp., Ltd., 2.15%, 6/6/2018	1,000,000	1,000,049
Royal Bank of Canada:
1-month LIBOR plus 0.300%, 2.268% **, 11/27/2018	3,000,000	2,999,050
1-month LIBOR plus 0.440%, 2.379% **, 9/17/2018	5,000,000	5,004,260
Skandinaviska Enskilda Banken AB:
1-month LIBOR plus 0.150%, 2.079% **, 7/10/2018	1,850,000	1,850,503
1-month LIBOR plus 0.280%, 2.189% **, 11/2/2018	2,500,000	2,500,947
1-month LIBOR plus 0.310%, 2.258% **, 10/19/2018	2,500,000	2,501,167
Svenska Handelsbanken AB, 3-month LIBOR plus 0.100%, 2.421 **, 6/4/2019	6,000,000	6,000,000
Swedbank AB, 1-month LIBOR plus 0.350%, 2.278% **, 10/9/2018	3,000,000	3,001,660
U.S. Bank NA, 2.18% **, 9/27/2018	4,000,000	4,000,083
Wells Fargo Bank NA:
1-month LIBOR plus 0.160%, 2.067% **, 8/1/2018	500,000	500,151
1-month LIBOR plus 0.250%, 2.178% **, 1/9/2019	1,250,000	1,249,984
1-month LIBOR plus 0.450%, 2.359% **, 12/6/2018	1,125,000	1,126,247
Westpac Banking Corp., U.S. Federal Funds Effective Rate plus 0.500%, 2.2% **, 2/22/2019	1,500,000	1,499,997
Total Certificates of Deposit and Bank Notes (Cost $50,475,062)		50,488,874
Commercial Paper 43.0%
Issued at Discount * 27.1%
Antalis SA, 1.97%, 7/2/2018	2,500,000	2,495,759
BASF SE, 144A, 1.837%, 6/26/2018	5,300,000	5,293,239
BPCE SA, 144A, 1.85%, 7/9/2018	1,000,000	998,047
Bunge Asset Funding Corp., 144A, 1.977%, 6/1/2018	13,000,000	13,000,000
CNPC Finance HK Ltd., 144A, 1.81%, 6/13/2018	4,000,000	3,997,587
Coca-Cola Co., 144A, 1.982%, 8/13/2018	1,000,000	995,981
DBS Bank Ltd., 144A, 2.215%, 6/1/2018	5,140,000	5,140,000
DCAT LLC, 1.871%, 6/21/2018	1,000,000	998,961
Erste Abwicklungsanstalt, 144A, 2.075%, 7/25/2018	3,000,000	2,990,663
Federation Desjardins du Quebec, 144A, 2.143%, 8/15/2018	1,600,000	1,592,857
Kells Funding LLC:
2.02%, 7/12/2018	2,750,000	2,743,673
2.202%, 8/24/2018	4,000,000	3,979,448
Liberty Street Funding LLC, 144A, 1.865%, 6/19/2018	3,000,000	2,997,202
Matchpoint Finance PLC, 144A, 1.744%, 6/1/2018	10,000,000	10,000,000
MUFG Bank Ltd., 2.28%, 9/10/2018	5,000,000	4,968,017
Nordea Bank AB, 144A, 1.92%, 7/18/2018	800,000	797,995
Starbird Funding Corp., 144A, 2.005%, 7/9/2018	2,500,000	2,494,709
Swedbank AB:
1.916%, 7/26/2018	800,000	797,658
2.173%, 8/27/2018	500,000	497,374
Toyota Motor Credit Corp., 1.753%, 6/19/2018	4,200,000	4,196,319
United Overseas Bank Ltd., 144A, 2.279%, 8/31/2018	2,000,000	1,988,478
Victory Receivables Corp., 144A, 1.762%, 6/6/2018	400,000	399,902
		73,363,869
Issued at Par ** 15.9%
ASB Finance Ltd., 144A, 3-month LIBOR plus 0.150%, 2.506%, 5/10/2019	2,500,000	2,499,759
BNZ International Funding Ltd.:
144A, 1-month LIBOR plus 0.180%, 2.108%, 7/9/2018	2,250,000	2,250,678
144A, 1-month LIBOR plus 0.170%, 2.146%, 7/30/2018	1,500,000	1,500,487
Canadian Imperial Bank of Commerce, 144A, 1-month LIBOR plus 0.190%, 2.143%, 8/22/2018	2,500,000	2,500,767
Collateralized Commercial Paper Co., LLC, 1-month LIBOR plus 0.450%, 2.389%, 9/17/2018	5,000,000	5,004,410
Collateralized Commercial Paper II Co., LLC, 144A, 1-month LIBOR plus 0.210%, 2.149%, 7/18/2018	500,000	500,161
Commonwealth Bank of Australia, 144A, 1-month LIBOR plus 0.290%, 2.243%, 2/22/2019	3,000,000	3,001,511
HSBC Bank PLC:
144A, 1-month LIBOR plus 0.210%, 2.178%, 10/29/2018	1,250,000	1,249,993
144A, 1-month LIBOR plus 0.290%, 2.208%, 2/12/2019	1,000,000	1,000,219
144A, 1-month LIBOR plus 0.420%, 2.388%, 9/27/2018	5,000,000	5,003,710
ING U.S. Funding LLC, 1-month LIBOR plus 0.190%, 2.097%,
8/1/2018	5,300,000	5,301,870
Oversea-Chinese Banking Corp., Ltd.:
144A, 1-month LIBOR plus 0.180%, 2.098%, 8/13/2018	1,000,000	1,000,135
144A, 1-month LIBOR plus 0.190%, 2.113%, 6/8/2018	1,000,000	1,000,067
144A, 1-month LIBOR plus 0.280%, 2.209%, 11/9/2018	5,000,000	5,000,932
Toronto-Dominion Bank, 144A, 3-month LIBOR plus 0.270%, 2.556%, 3/26/2019	5,000,000	5,005,986
Westpac Banking Corp., 144A, 1-month LIBOR plus 0.230%, 2.147%, 1/4/2019	1,250,000	1,250,218
		43,070,903
Total Commercial Paper (Cost $116,406,921)		116,434,772
Municipal Bonds and Notes 18.9%
Canyon Oaks LLC, (REIT), 1.83% ***, 6/7/2018	3,500,000	3,500,000
Colorado, State Housing & Finance Authority, Series B-1, 1.8% ***, 6/7/2018, SPA: Royal Bank of Canada	1,350,000	1,350,000
Colorado, State Housing & Finance Authority, Multi-Family Housing Project, "I", Series A-2, 1.77% ***, 6/7/2018, SPA: Federal Home Loan Bank	2,500,000	2,500,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series B, 1.75% ***, 6/7/2018, LOC: JPMorgan Chase Bank NA	2,000,000	2,000,000
Issaquah Gateway SR Development LLC, Series A, 1.83% ***, 6/7/2018	1,500,000	1,500,000
Jefferson at Stadium Park-Phase A Owner LLC, Series B, 1.83% ***, 6/7/2018	2,925,000	2,925,000
Michigan, State Finance Authority Revenue, School Loan Revolving, Series C, 1.68% ***, 6/7/2018, LOC: Bank of Montreal	5,500,000	5,500,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-69, 144A, 1.9% ***, 6/7/2018, LOC: Royal Bank of Canada	1,115,000	1,115,000
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 1.75% ***, 6/1/2018, LOC: Landesbank Hessen-Thuringen	6,500,000	6,500,000
New York, State Housing Finance Agency, 505 West 37 LLC, Series B, 1.85% ***, 6/1/2018, LOC: Landesbank Hessen-Thuringen	6,090,000	6,090,000
Newport News, VA, Economic Development Authority, Industrial Development Revenue, Shipbuilding Project, Series B, 1.83% ***, 6/7/2018, LOC: JPMorgan Chase Bank NA	1,610,000	1,610,000
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates, Senior Lien, Series C, 1.8% ***, 6/7/2018, LOC: TD Bank NA	2,850,000	2,850,000
Peralta, CA, Community College District Ltd. Obligation, Series B-2, 1.8% ***, 6/7/2018, LOC: Barclays Bank PLC	3,800,000	3,800,000
Sterling, IL, Rock River Redevelopment Revenue, 1.85% ***, 6/7/2018, LOC: Wells Fargo Bank NA	310,000	310,000
Texas, A & M University Revenue, TECP, 2.12%, 7/11/2018	5,000,000	5,002,360
Tulsa County, OK, Home Finance Authority, Waterford Apartments, 1.03% ***, 6/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	2,300,000	2,300,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martin's Famous Pastry Shoppe, Inc., Series B, 1.81% ***, 6/7/2018, LOC: Wells Fargo Bank NA	2,025,000	2,025,000
Wilkes-Barre, PA, General Obligation, Series C, 1.91% ***, 6/7/2018, LOC: PNC Bank NA	405,000	405,000
Total Municipal Bonds and Notes (Cost $51,280,000)		51,282,360
Corporate Bonds 1.5%
Nordea Bank AB, 144A, 3-month LIBOR plus 0.840%, 3.018% **, 9/17/2018	2,500,000	2,505,800
Svenska Handelsbanken AB, 2.5%, 1/25/2019	1,500,000	1,498,739
Total Corporate Bonds (Cost $4,006,351)		4,004,539

Repurchase Agreements 20.5%
Wells Fargo Bank, 1.79%, dated 5/31/2018, to be repurchased at $55,653,767 on 6/1/2018 (a) (Cost $55,651,000)	55,651,000	55,651,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $277,819,334)	102.5	277,861,545
Other Assets and Liabilities, Net	(2.5)	(6,839,930)
Net Assets	100.0	271,021,615

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Current yield; not a coupon rate.
**	Floating rate security. These securities are shown at their current rate as of May 31, 2018.
***	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of May 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
844,226	Federal Home Loan Bank	Zero Coupon-5.125	8/3/2018-3/14/2036	838,691
36,123,798	Federal Home Loan Mortgage Corp.	2.5-5.5	4/1/2023-6/1/2048	36,365,296
17,644,437	Federal National Mortgage Association	1.15-6.5	6/5/2018-6/1/2048	17,663,542
715,968	Federal National Mortgage Association- Interest Only	3.5-8.0	1/25/2032-8/25/2046	131,717
37	Federal National Mortgage Association STRIPS	Zero Coupon	1/15/2028	27
4,070,762	Freddie Mac Multifamily Structured Pass-Through Certificates	1.186-2.801	3/25/2019-12/25/2041	249,502
9,626,391	FREMF Mortgage Trust	0.1-0.2	12/25/2044-1/25/2046	38,850
846,393	Government National Mortgage Association	3.0-10.0	2/20/2019-5/20/2048	856,323
725,503	Tennessee Valley Authority	Zero Coupon-2.875	10/15/2018-9/15/2025	620,072
Total Collateral Value				56,764,020

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
REIT: Real Estate Investment Trust
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (b)	$—	$222,210,545	$—	$222,210,545
Repurchase Agreement		55,651,000		55,651,000
Total	$—	$277,861,545	$—	$277,861,545

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable NAV Money Fund, a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	July 23, 2018